Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 5,458	$ 5,838	$ 7,985
Other Comprehensive Income (Loss)
Changes in unrealized gains (losses) on investment securities available-for-sale	1,500	(13,656)	(3,698)
Changes in unrealized gains (losses) on derivative hedges	(252)	(75)	125
Foreign currency translation	21	(10)	35
Changes in unrealized gains (losses) on retirement plans	(262)	526	400
Reclassification to earnings of realized (gains) losses	748	544	104
Income taxes related to other comprehensive income (loss)	(444)	3,207	769
Total other comprehensive income (loss)	1,311	(9,464)	(2,265)
Comprehensive income (loss)	6,769	(3,626)	5,720
Comprehensive (income) loss attributable to noncontrolling interests	(29)	(13)	(22)
Comprehensive income (loss) attributable to U.S. Bancorp	$ 6,740	$ (3,639)	$ 5,698